SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 6,182,268	$ 4,932,713
Less: Valuation allowance	(6,182,268)	(4,932,713)
Net deferred tax assets